Income Taxes- Schedule of Deferred Tax Assets for Federal Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Net operating losses	$ 87,742	$ 72,689
Capitalized research and development costs, net of amortization	35,608	33,778
Research and development credits	13,269	9,746
Start-up costs	4,051	4,407
Deferred revenue	12,182	13,353
Lease liability	733	668
Accrued compensation	405	0
Amortizable assets and other	27	21
Equity compensation	1,115	87
Gross deferred tax assets	155,132	134,749
Valuation allowance	(153,855)	(133,580)
Deferred tax assets, net of valuation allowance	1,277	1,169
Deferred tax liabilities
Right of use asset	(848)	(645)
Depreciation	(429)	(524)
Deferred tax liabilities	(1,277)	(1,169)
Net deferred tax assets and liabilities	$ 0	$ 0